Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
NOTE 7	-	INTANGIBLE ASSETS, NET

A.	Intangible assets, net, consists of the following:

	US dollars
	December 31,			December 31,
(in thousands)	2012	2012	2012	2011
	Original amount	Accumulated amortization	Unamortized balance	Unamortized balance
GIS database	4,052	(2,253)	1,799	2,148
Customer base	1,191	(1,191)	-	180
Brand name	1,230	(460)	770	839
Others (*)	5,719	(5,697)	22	188
	12,192	(9,601)	2,591	3,355

Amortization of intangible assets amounted to US$ 703,000 US$ 818,000 and US$ 1,059,000 for the years ended December 31, 2012, 2011 and 2010, respectively.  As of December 31, 2012, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2013 – US$ 473,000; 2014 – US$ 473,000; 2015 – US$ 473,000, 2016 – US$ 473,000, 2017 – US$ 272,000.